Leases	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Leases
22	LEASES

22.1	The Bank as a lessee
The Bank has lease contracts mainly for real properties recognized in the item “Property, plant and equipment”. Generally, the Bank is restricted from assigning or subleasing the leased assets.
As of December 31, 2022 and 2021, the carrying amount of assets recognized for the right-of-use assets identified in the lease contracts, depreciation expense for the fiscal year and the additions to right-of-use assets are disclosed in note 16.
Set out below are the carrying amounts of lease liabilities and the movements during the fiscal year:

Movements	2022	2021	2020
At the beginning of the fiscal year	2,766,394	3,456,332	3,670,412
Additions	636,104	962,042	1,119,825
Accretion of interest	385,368	426,069	531,554
Difference in foreign currency	710,151	435,238	858,570
Payments	(1,023,305)	(1,505,130)	(1,651,745)
Monetary effects	(1,509,454)	(1,008,157)	(1,072,284)

At the end of the fiscal year (see note 21)	1,965,258	2,766,394	3,456,332

The short-term leases were recognized as expense for an amount of 14,024, 15,554 and 16,661 for the years ended December 31, 2022, 2021 and 2020, respectively.
The table below shows the maturity of the lease liabilities as of December 31, 2022 and 2021:

Lease liabilities	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Balances as of 12/31/2022	102,002	167,767	230,466	375,032	875,267	459,239	630,752	1,089,991
Balances as of 12/31/2021	117,881	205,207	281,639	477,223	1,081,950	719,887	964,557	1,684,444

22.2	The Bank as a lessor
The Bank, as lessor, entered into financial lease contracts, under the usual characteristics of this kind of transactions, without there being any issues that may differentiate them in any aspect from those performed in the Argentine financial market in general. The lease contracts in force do not represent significant balances with respect to the total financing granted by the Bank.
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payment receivables for such leases:

	12/31/2022		12/31/2021
	Current value of minimum payments	Total gross Investment	Current value of minimum payments	Total gross Investment
Up to 1 year	1,045,035	694,131	449,698	217,952
From 1 to 5 years	1,151,911	692,670	1,073,166	713,139

Total	2,196,946	1,386,801	1,522,864	931,091

Income for non-accrued interests amounted to 810,145, 591,773 and 126,454 for the years ended December 31, 2022 2021 and 2020, respectively.